Income Tax - Schedule Of Net Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets, Net [Abstract]
Net operating losses	$ 17,538	$ 16,637
Accrued compensation	0	4
Reserves	0	31
Stock-based compensation	3	0
Tax credits	648	648
Total deferred tax assets	18,189	17,320
Valuation allowance	(18,189)	(17,320)
Net deferred tax assets	$ 0	$ 0